PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (369)		¥ (1,043)		¥ (2,403)
Property and equipment, net	979		2,487		6,390
Depreciation expense	208	¥ 1,360	511	¥ 305
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,348		¥ 3,530		¥ 8,793